Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Notes Payable
A summary of the notes payable activity during the three months ended March 31, 2015 is presented below:
	Bermuda	Convertible		Other	Debt
	Lender	Notes		Notes	Discount	Total

Outstanding, December 31, 2014	$4,410,937	$175,000		$1,265,559	$(113,257)	$5,738,239
Issuance	-	30,000		-	-	30,000
Conversion to equity	-	(50,000)		-	-	(50,000)
Recognition of debt discount	-	-		-	(16,590)	(16,590)
Amortization of debt discount	-	-		-	69,515	69,515
Outstanding, March 31, 2015	$4,410,937	$155,000	[1]	$1,265,559	$(60,332)	$5,771,164
[1]

As of March 31, 2015, convertible notes with an aggregate principal balance of $155,000 were convertible at the election of the Company. Of such convertible notes, notes with an aggregate principal balance of $83,333 are also convertible, under certain circumstances, at the election of the holder pursuant to the terms of the notes.

A summary of the notes payable activity during the years ended December 31, 2014 and 2013 is presented below:

	Bermuda	Convertible		Other		Debt
	Lender	Notes		Notes		Discount		Total

Outstanding, December 31, 2012	$3,550,000	$-		$1,082,185		$(76,719)		$4,555,466
Issuances	450,000	281,000	[1]	733,000		-		1,464,000
Conversion of accrued interest	-	-		68,100		-		68,100
Exchanges for equity	-	-		(404,285)		-		(404,285)
Repayments	-	-		(5,500)		-		(5,500)
Recognition of debt discount	-	-		-		(574,369)	[1]	(574,369)
Amortization of debt discount	-	-		-		405,531		405,531
Accretion of interest expense	-	-		-		5,066	[1]	5,066
Outstanding, December 31, 2013	$4,000,000	$281,000		$1,473,500		$(240,491)		$5,514,009
Issuances	500,000	300,000	[1]	-		-		800,000
Exchanges for equity	-	(71,000)		(203,000)		-		(274,000)
Conversions to equity	-	(342,500)		-		-		(342,500)
Repayments	(89,063)	-		(113,000)		-		(202,063)
Recognition of debt discount	-	-		-		(347,170)	[1]	(347,170)
Amortization of debt discount	-	-		-		464,470		464,470
Recharacterization of accrued interest as principal	-	-		108,059	[3]	-		108,059
Accretion of interest expense	-	15,000	[2]	-		9,934	[1]	24,934
Settlement of accreted interest	-	(7,500)	[2]	-		-		(7,500)
Outstanding, December 31, 2014	$4,410,937	$175,000	[4]	$1,265,559		$(113,257)		$5,738,239

[1]
During the years ended December 31, 2014 and 2013, notes with an aggregate principal amounts of $30,000 and $60,000, respectively, bear no interest and were issued for cash consideration of $25,000 and $50,000, respectively. The differences between the principal amounts of the notes and the cash received of $5,000 and $10,000, respectively, were recorded as debt discount and amortized to interest expense over the term of the notes.

[2]
During the year ended December 31, 2014, pursuant to the terms of certain notes payable with maturity dates ranging from January 8, 2014 to June 10, 2014, the aggregate principal balance of the notes was increased from $90,000 to $105,000. The aggregate $15,000 of principal increases was accreted as interest expense. During the year ended December 31, 2014, $7,500 of the principal increases was settled by the conversion of a convertible note with a maturity date of January 8, 2014 and original principal balance of $30,000 into shares of the Company's common stock.

[3]
During the year ended December 31, 2014, in connection with the extension of certain notes payable with maturity dates ranging from of August 8, 2013 to March 1, 2014, an aggregate $108,059 of accrued interest was added to the aggregate principal balance of the notes, increasing the aggregate principal balance from $752,500 to $860,559.

[4]
As of December 31, 2014, convertible notes with an aggregate principal balance of $175,000 were convertible at the election of the Company. Of such convertible notes, notes with an aggregate principal balance of $83,333 are also convertible, under certain circumstances, at the election of the holder pursuant to the terms of the notes.